Stockholders' Equity (Deficit) - Common Stock Warrants (Details) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2015
Common Stock Warrants
Stockholders' Equity (Deficit)
Number of shares of common stock under warrants outstanding	53,715	53,715	54,748
Common Stock Warrants issued with Series E Convertible Preferred Stock
Stockholders' Equity (Deficit)
Percentage of convertible preferred stock shares for issuance of warrants				70.00%
Exercise price of warrants issued (in dollars per share)				$ 504.00